Financial instruments	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Financial instruments

19 Financial instruments

19.1 Initial recognition and measurement

Financial assets and liabilities are initially recognized when the Company becomes a party to the contractual provisions of the instrument.

A financial asset (unless it is a trade receivable without a significant financing component) is initially measured at fair value, plus transaction costs directly attributable to their acquisition. A financial liability is initially recognized at fair value, excluding transaction costs. For financial assets and liabilities measured subsequently at fair value through profit or loss (“FVTPL”), transactions costs are directly recognized in profit or loss. A trade receivable without a significant financing component is initially measured at the transaction price.

(a) Classification, subsequent measurement and gains and losses

Financial Assets

On initial recognition, a financial asset is classified as measured at: amortized cost; fair value through other comprehensive (loss) income (“FVOCI”) or fair value through profit or loss (“FVTPL”).

A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as measured at fair value:

(i) It is held within a business model whose objective is to hold assets to collect contractual cash flows; and

(ii) Its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

A financial asset can also be measured at FVOCI if it meets both of the following conditions and is not designated as at FVTPL:

(i) It is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets; and

(ii) Its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

All financial assets not classified as measured at amortized cost or FVOCI as described above are measured at FVTPL. This includes all derivative financial assets (see Note 19.5).

Financial assets at FVTPL are subsequently measured at fair value. Net gains and losses, including any interest or dividend income, are recognized in profit or loss, except when the financial asset is designated as a hedge instrument (see Note 19.2).

Financial assets at amortized cost are subsequently measured at amortized cost using the effective interest method and, if applicable, reduced by impairment losses. Interest income, foreign exchange gains and losses and impairment are recognized in profit or loss. Any gain or loss on derecognition is recognized in profit or loss.

Financial assets at FVOCI are subsequently measured at fair value. Interest income calculated using the effective interest method, foreign exchange gains and losses and, when applicable, impairment loss are recognized in profit or loss. Other net gains and losses are recognized in Other Comprehensive (loss) Income (“OCI”). On derecognition, gains and losses accumulated in OCI are reclassified to profit or loss.

Financial liabilities

Financial liabilities are classified as measured at amortized cost or FVTPL. A financial liability is classified as at FVTPL if it is a derivative.

Financial liabilities at FVTPL are measured at fair value and net gains and losses, including any interest expense, are recognized in profit or loss. Other financial liabilities are subsequently measured at amortized cost using the effective interest method. Interest expense and foreign exchange gains and losses are recognized in profit or loss, except when the financial asset is designated as a hedge instrument (see Note 19.2). Any gain or loss on derecognition is also recognized in profit or loss.

(b) Derecognition of financial instruments

Financial Asset

The Company derecognizes a financial asset when the contractual rights to the cash flows from the financial asset expire or when the Company transfers the rights to receive the contractual cash flows in a transaction in which either:

(i) Substantially all of the risks and rewards of ownership of the financial asset are transferred; or

(ii) The Company does not retain substantially all of the risks and rewards of ownership and it does not retain control of the financial asset.

When the Company enters into transactions whereby it transfers assets recognized in its statement of financial position but retains either all or substantially all of the risks and rewards of the transferred assets, the financial assets are not derecognized.

Financial liabilities

The Company derecognizes a financial liability when its contractual obligations are discharged, cancelled or expire. The Company also derecognizes a financial liability when its terms are modified and the cash flows of the modified liability are substantially different, in which case a new financial liability based on the modified terms is recognized at fair value.

On derecognition of a financial liability, the difference between the carrying amount extinguished and the consideration paid (including any non-cash assets transferred or liabilities assumed) is recognized in profit or loss.

19.2 Derivative financial instruments and hedge accounting

The Company holds derivative financial instruments to hedge its foreign currency and interest rate risk exposures. Embedded derivatives are separated from the host contract and accounted for separately if the host contract is not a financial asset and certain criteria are met.

Derivatives are initially measured at fair value. After initial recognition, derivatives are measured at fair value, and changes therein are generally recognized in profit or loss.

The Company designates certain derivatives and non-derivative financial liabilities as hedging instruments to hedge the variability in cash flows associated with highly probable forecast transactions arising from changes in foreign exchange rates and interest rates.

At inception of designated hedging relationships, the Company documents the risk management objective and strategy for undertaking the hedge. The Company also documents the economic relationship between the hedged item and the hedging instrument, including whether the changes in cash flows of the hedged item and hedging instrument are expected to offset each other.

Cash flow hedges

When a derivative is designated as a cash flow hedging instrument, the effective portion of changes in the fair value of the derivative is recognized in OCI. The effective portion of changes in the fair value of the derivative that is recognized in OCI is limited to the cumulative change in fair value of the hedged item, determined on a present value basis, from inception of the hedge. Any ineffective portion of changes in the fair value of the derivative is recognized immediately in profit or loss.

If the hedge no longer meets the criteria for hedge accounting, or the hedging instrument is sold, expires, is terminated or is exercised, then hedge accounting is discontinued prospectively. When hedge accounting for cash flow hedges is discontinued, the amount that has been accumulated in OCI remains recognized until it is reclassified under profit or loss in the same period or periods as the expected future cash flows affect the profit or loss.

If the hedged future cash flows are no longer expected to occur, then the amounts that have been accumulated in OCI are immediately reclassified to profit or loss.

19.3 Fair Value

(a) Fair value measurement

Fair value is the price to be received in the sale of an asset or paid for the transfer of a liability in a transaction not forced between market players on the measurement date, in the main market or, in the case of a lack of one, the most advantageous market in which the Company has access on said date.

The Company recognizes derivative financial instruments at their fair value and the main sources of information are the stock exchanges, commodities and futures markets, published by Central Bank of Brazil (“BACEN”), Bloomberg and Reuters. Nevertheless, the volatility of the foreign exchange and interest rate markets in Brazil has been resulting in significant changes in future rates and interest rates over short periods of time, leading to significant changes in the fair value of derivatives and other financial instruments.

The fair values of non-derivative quoted financial instruments are based on current bid prices. If the market for a financial asset and for unlisted securities is not active, the Company establishes fair value by using valuation techniques. These include the use of recent arm’s length transactions, reference to other instruments that are substantially the same, discounted cash flow analysis, and option pricing models that make maximum use of market inputs and rely as little as possible on information provided by the Management.

The following methods and assumptions were used to estimate the fair value:

(i)	Financial assets classified as FVTPL or FVOCI are measured in accordance with the fair value hierarchy (Level 1 and Level 2), with inputs used in the measurement processes obtained from sources that reflect the most recent observable market prices.
(ii)	The fair value of borrowings and loan of non-controlling shareholder of Braskem Idesa is estimated by discounting future contractual cash flows at the market interest rate, which is available to the Company in similar financial instruments.
(iii)	The fair value of bonds is based on prices negotiated in secondary bond markets.
(iv)	The fair value of debentures is based on prices negotiated in financial markets.

The fair values of the remaining assets and liabilities correspond to their carrying amount.

(b) Fair value hierarchy

Level 1: fair value obtained through prices quoted (without adjustments) in active markets for identical assets or liabilities, such as the stock exchange; and

Level 2: fair value obtained from financial models using directly observable market data, such as discounted cash flow, when the instrument is a forward purchase/sale or a swap contract, or such as the Black-Scholes model, when the instrument has the characteristics of an option.

To measure the credit risk of the parties involved in derivative instruments, the Company uses Credit Valuation Adjustment (“CVA”) or Debt Valuation Adjustment (“DVA”) models, applied flow by flow on the fair value of each instrument. The Company adopts the ratings of the other parties for positive flows and its own rating for negative flows, both available in the market and disclosed by renowned rating agencies, as a necessary assumption to define the probability of default.

19.4 Non-derivative financial instruments and other liabilities

			Fair value	Book value		Fair value
	Note	Classification by category	hierarchy	2023	2022	2023	2022

Cash and cash equivalents	5
Cash and banks		Amortized cost		5,339	6,074	5,339	6,074
Financial investments in Brazil		FVTPL	Level 2	8,848	6,392	8,848	6,392
				14,187	12,466	14,187	12,466

Financial investments	6
LFT´s and LF´s		FVTPL	Level 2	4,680	1,789	4,680	1,789
Other		FVTPL	Level 2	294	523	294	523
				4,974	2,312	4,974	2,312

Trade accounts receivable	7	Amortized cost		2,910	3,199	2,910	3,199
Trade accounts receivable	7	FVOCI	Level 2	-	33	-	33

Trade payables	15	Amortized cost		13,221	12,250	13,221	12,250

Borrowings	16	Amortized cost
Foreign currency - Bond			Level 1	31,980	26,124	26,004	23,166
Foreign currency - other borrowings			Level 2	5,662	5,395	5,434	5,329
Local currency			Level 2	1,190	757	1,542	1,259
Debentures			Level 2	3,910	3,926	3,314	3,868
				42,743	36,202	36,294	33,622

Braskem Idesa borrowings	17	Amortized cost
Bond			Level 1	10,319	11,043	6,153	8,302
Others			Level 2	1,391	735	1,243	797
				11,710	11,778	7,396	9,099

Loan ton non-controlling shareholder of Braskem Idesa	9(a)	Amortized cost		2,490	2,498	2,555	2,290

Leniency agreement	22(a)	Amortized cost		1,016	903	1,016	903

19.5 Derivative financial instruments

	Operation characteristics		(Asset)/			(Asset)/
	Principal exposure		Liability	Change in	Financial	Liability
Identification		Derivatives	2022	fair value	settlement	2023

Non-hedge
accounting transactions

Braskem Holanda - Swap Nafta/Gasolina	Gasoline	Naphtha	(16)	67	(54)	(3)
Braskem Holanda - Swap Nafta/Gasolina
Braskem Argentina - Exchange swap
			(16)	67	(54)	(3)

Hedge accounting
transactions
Braskem S.A. - Dollar call and put options	Real	Dollar	(65)	11	17	(37)
Braskem S.A. - Dollar swap CDI	Real	Dollar+Fixed rates	152	(91)	(97)	(36)
Braskem S.A. - Swap CRA	Real	Dollar+Fixed rates	(24)	(122)	18	(128)
			63	(202)	(62)	(201)

Derivatives
Assets
Current assets			158			137
Non-current assets			72			210
Total			230			347
Liabilities
Current liabilities			195			58
Non-current liabilities			82			141
Total			277			199
Balance - Liabilities (-) assets			47			(148)

The counterparties in these contracts are constantly monitored based on the analysis of their respective ratings and CDS. The Company has many bilateral risk mitigators in its derivative contracts, such as the possibility of depositing or requesting deposits of a guaranteed margin from the counterparties.

Derivative financial instruments held on December 31, 2023 were contracted on both international stock exchanges and on Over the Counter (“OTC”) markets with large financial counterparties under global derivative contracts in Brazil or abroad.

The Company’s Financial Policy provides for the active management and continued protection against fluctuations in currencies and rates arising from its operations and financial items, with the possibility of contracting derivative instruments (swaps, Non-deliverable forwards, options, etc.). The other market risks are addressed on a case-by-case basis for each transaction. In general, the Company assesses the need for hedging in the analysis of prospective transactions and seeks to customize the hedge and keeps it in place for the hedged period transaction.

In general, the Company elects to designate derivative financial instruments in a hedge accounting relationship when the application is expected to provide a significant improvement in presenting the offsetting effect on the changes in the hedged items.

Hedge accounting transactions

(a.i) US$ call and put option

As of December 31, 2023, the Company holds a total notional amount of put options of R$ 6.7 billion (US$1.5 billion), with an average strike price of US$1/R$ 4.51 and notional amount of call options of R$ 6.7 billion (US$1 billion), with an average strike price of US$1/R$ 6.78. The operations have a maximum term of 18 months.

US$ denominated future sales in Brazilian Real were designated for hedge accounting, with the months of revenue recognition always coinciding with the months of the options. The future elements of forward exchange contracts are excluded from the designation of hedge instrument and are separately recorded as hedging cost, recognized in the OCI.

(a.ii) US$ Swap CDI Dollar

In 2018, the Company contracted foreign exchange derivative operations (“swaps”) in the aggregate amount of R$ 1.3 billion, with annual maturities between January 2019 and January 2025, changing the variation of CDI for the variation of Dollar. These operations were designated to cash flow hedge accounting, where the hedging instruments are foreign exchange derivatives, and the hedged objects are highly probable future revenues in the domestic market subject to fluctuations in Brazilian R$/US$ price.

Accordingly, the fair value adjustment of the effective portion of the hedge is recognized under shareholders equity in OCI and is recognized in the financial result upon the maturity of each installment.

(a.iii) US$ Swap – Debentures – CRA

In 2022, the Company contracted foreign exchange derivative operations (“swaps”) with semiannual maturities for the next 10 years as from March 2022, changing the variation of IPCA for the variation of Dollar. These operations were designated for cash flow hedge accounting, in which the hedge instruments are foreign exchange derivatives, and the hedge objects are highly probable future revenue subject to the R$/US$ exchange rate.

Accordingly, the fair value adjustment in the effective hedge portion will be recorded in equity in OCI and will be recognized in financial result upon the realization of each of the hedge objects.

Identification	Total nominal	Hedge	Maturity		Fair value, net
	value R$	(interest rate per year)		2023	2022
Swaps CRA	600	3.5388%	dec-2028	98	13
Swaps CRA	141	3.3742%	dec-2031	30	10
Total	742			128	23

19.6 Non-derivative financial liabilities designated to hedge accounting

(a) Future exports in US$ (Braskem S.A.)

The Company designated non-derivate financial liabilities in foreign currency to hedge the future cash flows generated by its exports. This decision was based on two important concepts and judgments: (i) ) the high probability of performing exports according to its business plan, (see Note 19.2), which are inherent to the market and business where it operates, and (ii) the Company’s capacity to finance its liabilities in US$, since its guidance and strategy determine the financing priority in US$ and its Financial Policy requires maintaining a minimum level of net liabilities in US$.

On May 1, 2013, Braskem designated non-derivative financial liabilities, denominated in US$, as a hedge for the flow of its highly probable future exports. Thus, the impact of exchange rates on future cash flows in US$ derived from these exports is offset by the foreign exchange variation on the designated liabilities, partly eliminating the volatility of results. The exchange rate on the date of the designation was US$1/ R$ 2.0017.

The main actions carried out in the program are detailed below:

• 2017: designation of R$ 6.5 billion (US$1.2 billion) of future sales with maturity in 2028 (hedged exchange rate of US$1/3.1688);

• 2019: designations of R$ 11.5 billion (US$2.2 billion) with maturity in 2025, 2030 and 2031 (hedged exchange rate of US$1/3.9492);

• 2020: designation of R$ 3.1 billion (US$ 600 ) of future sales with maturity in 2032 (hedged exchange rate of US$1/R$ 4.0213); discontinuation of hedge accounting of R$ 1.9 billion (U$$ 362) in 2020 (discontinuation rate of US$1/R$ 5.1987).

• 2021: designation of hedge accounting of R$ 2.1 billion (US$ 400) in 2025 (hedged exchange rate of US$1/R$ 5.5832); discontinuation of hedge accounting of R$ 2.1 billion (US$ 400) in 2024 (discontinuation rate of US$1/R$ 5.6430); discontinuation of hedge accounting of R$ 1 billion (US$ 200) in 2023 (discontinuation rate of US$1/R$ 5.1433);

• 2022: designation of R$ 2.6 billion (US$ 500) of future sales with maturity in 2029 (hedged exchange rate of US$1/R$ 5.5832).

• 2023: designation of R$2 billion (US$ 400) of future sales with maturity in 2033 (hedged exchange rate of US$1/R$ 5.0076).

The Company considers these exports until 2033 as highly probable, based on the following factors:

• Over the past two years, Braskem exported an average R$ 11.2 billion (US$2.2 billion) per year, which represents around 3 to 4 times the annual exports of the hedged exports.

• Hedged exports represent approximately 30% of the export flows planned by the Company.

• The exports of the Company are not sporadic or occasional but constitute an integral part of its strategy and of the petrochemical business, in which competition is global. Several of the products produced by the Company are primarily and recurrently intended for export.

On December 31, 2023, the exports that were designated not yet realized and not discontinued and the maturities of financial liabilities designated, all consolidated, were as follows:

	Total nominal
	US$ milhões	R$

2024	175	847
2025	800	3,873
2028	1,250	6,052
2029	500	2,421
2030	800	3,873
2031	800	3,873
2032	600	2,905
2033	400	1,937
	5,325	25,780

The following table shows the changes in financial instruments designated for this hedge in the year:

					US$ million
		Hedge	Realized discontinued
	2022	discontinued	hedge	Designations	2023

Designated balance	5,239	(314)		400	5,325

					Brazilian Real
		Hedge		Currency translation
	2022	discontinued	Designations	adjustments	2023

Designated balance	27,336	(1,629)	2,044	(1,971)	25,780

The following table provides the accumulated balance of discontinued hedge accounting as of December 31, 2023, because of the advance payment made for the hedging instrument, which is recorded in OCI and will be transferred to financial income (expenses) in accordance with the schedule of future hedged sales:

		Conversion rate
	Total nominal	at Inception	Closing rate	Gross nominal
	value US$	R$/US$	R$/US$	value - R$

Hedge discontinued - From first to fourth quarter 2024	514	2.0017	5.5466	1,821
Hedge discontinued - Fourth quarter 2032	200	4.0213	5.2177	239
	714			2,060

Hedge instruments were executed with subsidiaries abroad considering the existence of guarantee resulting from transactions between these subsidiaries and third parties, using non-derivative financial liabilities linked to operations in which the subsidiary abroad served as intermediary of the Company, maintaining the substance of the transactions. Trade payables, especially related to naphtha, were also considered in the transaction.

To ensure the continuity of the hedging relation, the Company plans to refinance and/or substitute these hedge instruments to adjust them to the schedule and value of hedged exports. This explains the fact that liabilities designated for hedge are not necessarily equivalent to the exports designated in the year.

The following table provides the balances of exchange variation recognized in the Company’s net financial income (expenses) due to the realization of exports designated, for this hedge in the fiscal year ended December 31, 2023:

		Conversion rate
	Total nominal	at Inception	Closing rate	Gross nominal
	value US$	R$/US$	R$/US$	value - R$

First quarter	168	2.0017	3.9786	332
Second quarter	150	2.0017	3.9786	297
Third quarter	200	2.0017	3.9786	395
Fourth quarter	200	2.0017	5.1433	629
	718			1,653

The changes in foreign exchange variation and income taxes under other comprehensive (loss) income of this hedge are as follows:

	Exchange		Net
	variation	Income taxes	effect

Balances at December 31, 2022	(9,981)	3,394	(6,587)
Exchange variation recorded in the year / Income taxes	1,921	(653)	1,268
Exchange variation transferred to profit or loss / Income taxes	1,653	(562)	1,091
Balances at December 31, 2023	(6,407)	2,179	(4,228)

Effectiveness tests were conducted, and all operations were deemed effective in reducing the dispersion of revenue from sales designated for hedge, when evaluated in Brazilian Real.

(b) Future sales in US$ (Braskem Idesa)

As of December 31, 2023, designated and unrealized sales and financial liabilities designated to hedge them were as follows:

	Total nominal
	US$ milhões	R$

2024	22	107
2025	23	111
2026	308	1,491
2027	225	1,089
2028	525	2,542
2029	525	2,542
2030	300	1,452
2031	300	1,452
	2,228	10,786

The following table provides the accumulated balance of discontinued hedge accounting as of December 31, 2023, because of the advance payment made for the hedging instrument, which is recorded in OCI and will be transferred to financial income (expenses) in accordance with the schedule of future hedged sales:

		Conversion rate
	Total nominal	at Inception	Closing rate	Total nominal	Gross nominal
Discontinuation in:	value US$	MXN/US$	MXN/US$	value MXN	value - R$

Hedge discontinued in May, 2016	9	13.4541	17.9915	41	12
Hedge discontinued in December, 2019	460	13.6667	19.6113	2,735	781
Hedge discontinued in December, 2019	17	13.4541	19.3247	100	29
Hedge discontinued in October ,2021	848	13.6621	20.3587	5,679	1,622
	1,334			8,554	2,444

The following table provides the balances of exchange variation recognized in financial income (expenses) due to the maturity of the sales designated in this hedge for the 12-month period ended December 31, 2023:

		Conversion rate
	Total nominal	at Inception	Closing rate	Total nominal	Gross nominal
	value US$	MXN/US$	MXN/US$	value MXN	value - R$

First quarter	81	13.6512	20.1269	522	151
Second quarter	79	13.6521	20.1222	510	143
Third quarter	85	13.6533	20.1160	550	159
Fourth quarter	111	15.0103	19.9872	553	155
	356			2,135	608

The changes in foreign exchange variation and income taxes under other comprehensive (loss) income at Braskem Idesa income are as follows:

	Exchange		Net
	variation	Income taxes	effect

Balances at December 31, 2022	(1,108)	333	(775)
Exchange variation recorded in the period / Income taxes	1,530	(459)	1,071
Exchange variation transferred to profit or loss / Income taxes	608	(182)	426
Balances at December 31, 2023	1,030	(308)	722

Effectiveness tests were conducted, and all operations were deemed effective in reducing the dispersion of revenue from sales designated for hedge, when evaluated in Mexican Pesos.

19.7 Credit quality of financial assets

(a) Trade accounts receivable

As part of its financial risk management, the Company has a specific policy for managing the credit risk of clients, which sets operational parameters and responsibilities for the management of receivables and is enforced by a specialized credit and collection team, which is in charge of the main activities of credit risk management. The Company also has a credit committee responsible for monitoring and supporting the management in the application of internal policies.

The Company’s clients do not have risk ratings assigned by credit rating agencies. For this reason, the Company developed its own credit rating methodology for all accounts receivable from clients in Brazil and abroad, in which qualitative and quantitative analyses are conducted to determine the risk of each counterparty, as well as the required guarantees to support the Company’s exposure.

The qualitative analysis is performed via a credit questionnaire that qualifies and quantifies the financial information of clients. The items assessed are scored according to a risk assessment matrix.

The quantitative analysis represents the financial component for calculation of the Client Credit Risk. The variables financial score and probability of insolvency are considered, calculated via statistical modeling. The Company also considers other elements within the risk assessment matrix, such as history of punctuality, country risk, extraordinary risk, credit analysis of the business group, and guarantees to mitigate risk, such as sureties, letters of credit, insurance, fiduciary sale, among others.

After credit risk assessment, a risk rating by client is assigned, varying from minimal to very high risk; then this information is used in the management of the Company’s receivables and loss estimate.

Considering the expected credit losses, the percentage of trade accounts receivable by risk ratings that represent Company’s total exposure was as follows:

				(%)
			2023	2022
1	Minimal Risk		65.62	72.15
2	Low Risk		19.33	21.65
3	Medium Risk		6.37	3.36
4	High Risk		8.28	2.56
5	Very High Risk	(i)	0.40	0.28
(i)	Clients in this group that are still active purchase from Company and pay in advance.

For the export market, approximately 83% of the portfolio has guarantees, consisting primarily of credit insurance. For the domestic market, approximately 26% of the portfolio has guarantees, mainly suretyships by the partners of counterparties, complemented by credit insurance.

Management considers on default the counterparty that does not pay its debts when due.

The exposure to credit risk of the counterparties in total amounts refers to the trade accounts receivable amounts identified in Note 7.

(b) Cash and cash equivalents and financial investments

The definition of Counterparties in financial transactions should follow the criteria of Classification of Credit Risk of the Counterparty by a specialized agency, being the local long-term rating for Brazilian institutions and global for international institutions, in addition to concentration of exposure with the Counterparty, as established in the Company’s financial risk management policy:

				2023			2022
		No Brasil	No Exterior	Total	No Brasil	No Exterior	Total
Financial assets with risk classification
AAA		11,438	2,493	13,931	5,130	2,421	7,551
AA+		140		140	163		163
AA		130		130	290	108	398
AA-		249		249	149		149
A+		1	3,072	3,073	3	4,460	4,463
A		32	506	538	93	1,358	1,451
A-		4	815	819		387	387
BBB			49	49	1	52	53
		11,994	6,935	18,929	5,829	8,786	14,615
Financial assets without risk classification
Other financial assets with no risk assessment	(i)	149	83	232	82	81	163
		149	83	232	82	81	163

Total		12,143	7,018	19,161	5,911	8,867	14,778

(i)	Investments approved by the Management, in accordance with the Financial Policy.

For the financial institutions’ counterparty risk there was no recognition of expected credit losses, taking into consideration the high credit rating degree of the counterparties and the positive history of solvency of all financial assets, among other factors. The Company continuously monitors the changes in the counterparties’ ratings and, if necessary, reallocates funds to meet the requirements of the financial risk management policy.

19.8 Sensitivity analysis

Financial instruments, including derivatives, may be subject to changes in their fair value as a result of the variation in commodity prices, foreign exchange rates, interest rates, shares and share indexes, price indexes and other variables. The sensitivity of the derivative and non-derivative financial instruments to these variables are presented below:

(a) Selection of risks

On December 31, 2023, the main risks that can affect the value of Company’s financial instruments are:

• US$/R$ exchange rate;

• IPCA inflation rate;

• Selic and CDI interest rates; and

• SOFR interest rate;

• Euro/R$ exchange rate.

For the purposes of the risk sensitivity analysis, the Company presents the exposures to currencies as if they were independent, that is, without reflecting in the exposure to a foreign exchange rate the risks of the variation in other foreign exchange rates that could be directly influenced by it.

(b) Selection of scenarios

The Focus Market Readout published by BACEN was used to create the probable scenario for the US$-R$ exchange rate, the Selic interest rate and the CDI interest rate as of December 31, 2023.

According to the Market Readout, at the end of 2023, US$1 will remain at approximately R$ 5.00, while the Selic rate should reach 9.00% p.a. at the end of 2024. The Selic rate is used as benchmark for sensitivity analysis of the CDI rate.

Since the Market Readout report does not include consensus forecasts for the SOFR rate, the projection of the U.S. Federal Reserve for the Federal Funds rate was used, which was published in December 2023, in comparison with the current level of the Federal Funds rate on December 31, 2023.

For each variable analyzed in the sensitivity analysis, the Company has considered estimating annualized variations corresponding to 1 and 3 standard deviations of monthly averages of the last five years. They are equivalent to approximately 15.866% and a 0.135% probability of occurrence for the reasonably possible and possible scenarios, respectively. Then, these changes are applied to the current market levels of each variable.

Uncertainties of the current context

The assumptions of the future value adopted in the construction of the probable scenario and the current value of each variable in this analysis are referenced to the reporting date December 31, 2023. Given the instability in the current economic scenario caused by the global effects resulting from geopolitical conflicts, monetary tightening to combat global inflationary pressures and their macroeconomic developments, interest rates and foreign exchange rates are affected frequently. The Company’s gains and losses in these probable stress scenarios are analyzed by increasing each variable according to the aforementioned.

The sensitivity values in the table below represent the changes in the value of the financial instruments in each scenario, jointly with the absolute amounts of each of the risk factors considered:

					Gain (losses)
		Exposure value	Probable	Reasonably possible	Possible
Instrument / Sensitivity	Note	as December 31, 2023	(USDBRL 4,9)	(USDBRL 5,45)	(USDBRL 6,68)

Brazilian real/U.S. dollar exchange rate
Bonds		(42,299)	(513)	(5,352)	(16,055)
Export prepayments		(2,170)	(26)	(275)	(824)
Investments		(1,577)	(19)	(199)	(598)
SACE	19(c.i)	(1,156)	(14)	(146)	(439)
Dollar call and put options	(i)	37	(16)	(92)	(453)
Dollar swap x CDI (liability)		(541)	(8)	(70)	(207)
MONFORTE	19(c.ii)	(133)	(2)	(17)	(50)
Nexi	19(c.iii.iv)	(84)	(1)	(11)	(32)
Other		(1,392)	(17)	(176)	(528)
Financial investments abroad		5,489	67	694	2,083
Dollar swap x IPCA (liability)		(678)	23	(33)	(156)
Export credit notes		(484)	(6)	(61)	(184)
Trade accounts receivable		2,890	35	366	1,097

					Gain (losses)
		Exposure value	Probable	Reasonably possible	Possible
Instrument / Sensitivity		as December 31, 2023	(11,75%)	(14,76%)	(20,77%)

CDI/Selic interest rate
Debentures		(3,048)		(555)	(1,900)
Financial investments in local currency		12,108		327	982
Export credit notes		(347)		(35)	(113)
Note of rural product (CPR)		(482)		(33)	(104)
Dollar swap x CDI (asset)		577
Leniency agreement		(577)		(17)	(53)

					Gain (losses)
		Exposure value	Probable	Reasonably possible	Possible
Instrument / Sensitivity		as December 31, 2023	(4,46%)	(5,26%)	(6,3%)

IPCA interest rate
Debêntures		(64)			(1)
BNDES		(338)	5	(22)	(68)
Debêntures - CRA		(798)	11	(44)	(137)
Dollar swap x IPCA (asset)		808	72	29	77

					Gain (losses)
		Exposure value	Probable	Reasonably possible	Possible
Instrument / Sensitivity		as December 31, 2023	(5,33%)	(11,3%)	(23,22%)

Selic interest rate
Export prepayments		(2,170)	28	(223)	(668)
Export credit notes		(484)	7	(59)	(176)
Nexi		(84)	2	(17)	(51)
SACE		(1,156)	24	(191)	(574)
MONFORTE		(133)	1	(12)	(36)
Investments		(1,577)	31	(248)	(744)
Other		(1,392)	16	(132)	(396)

					Gain (losses)
		Exposure value	Probable	Reasonably possible	Possible
Instrument / Sensitivity		as December 31, 2023	(EURBRL 5,44)	(EURBRL 6,01)	(EURBRL 7,32)

Brazilian real/EUR exchange rate
Trade accounts receivable		472	8	58	173

(i)	The Company is in the put options.